Financial Liabilities at Amortised Cost (Details) - Schedule of Loans from Chilean and Foreign Financial Institutions by Maturity Amount - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	$ 3,404,185	$ 4,285,636
Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	30,052	52,311
Due within 1 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	30,052	12,311
Due within 1 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	2,513,436	3,353,155
Due within 1 and 2 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	40,000
Due within 1 and 2 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	369,126	630,918
Due within 2 and 3 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 2 and 3 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	289,966	197,765
Due within 3 and 4 year | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due within 3 and 4 year | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due after 4 year but within 5 years | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	223,890	0
Due after 5 years | Chilean financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	0	0
Due after 5 years | Foreign financial institutions
Schedule of Loans from Chilean Central Bank by Maturity Amount [Line Items]
Issued debt instruments	$ 7,767	$ 103,798